Right Of Use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right Of Use Assets

Cost
Balance at December 31, 2020	1,894
Acquisition (note 5(b))	5,730
Additions	579
Dispositions	(165)
Balance at December 31, 2021	8,038
Acquisition (note 5(a), note5(c))	140,781
Additions	6,103
Tenant inducement allowances	(46)
Dispositions and remeasurements	12,191
Balance at December 31, 2022	167,067

Accumulated depreciation and impairment
Balance at December 31, 2020	571
Depreciation	897
Dispositions	(147)
Balance at December 31, 2021	1,321
Depreciation	25,227
Impairment	6,365
Balance at December 31, 2022	32,913

Net book value
Balance at December 31, 2021	6,717
Balance at December 31, 2022	134,154